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                    [Van Kampen Investments Inc. Letterhead]


                                                                         497(j)



                                January 3, 2006



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

   Re:  Van Kampen Equity Trust II -- Rule 497(j) Filing
        (File Nos. 333-75493 and 811-09279)

Ladies and Gentlemen:

      Van Kampen Equity Trust II (the "Registrant") filed via EDGAR on
December 21, 2005 an electronically signed copy of Post-Effective Amendment
No. 16 to the Registration Statement on Form N-1A complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "1933 Act Rules"), and the Investment Company Act of 1940, as amended.

      In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that (i) the Prospectus for Class A Shares, Class B Shares and Class C Shares of Van Kampen International Advantage Fund, (ii) the Prospectus for Class A Shares, Class B Shares and Class C Shares of Van Kampen American Franchise Fund and (iii) the Prospectus for Class I Shares of
Van Kampen Technology Fund and the Statement of Additional Information for each of the Funds contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

      Should the staff have any questions regarding the foregoing, please contact the undersigned at (212) 762-8687 or Charles B. Taylor at
(312) 407-0863.


                                                Very truly yours,



                                                /s/ Edward Meehan, Jr.
                                                -------------------------
                                                Edward Meehan, Jr.
                                                Assistant Secretary